DEFERRED REVENUES (Schedule of deferred revenues) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 2,180.4	$ 2,000.3
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,226.8	1,064.0
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	923.0	896.7
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 30.6	$ 39.6